Schedule of investments
Delaware Tax-Free Oregon Fund	March 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.14%
Education Revenue Bonds — 9.13%
Oregon Health & Science University Revenue
Series A 4.00% 7/1/44	600,000	$ 587,988
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project)
Series A 144A 5.00% 6/15/39 #	500,000	483,420
Series A 144A 5.00% 6/15/49 #	500,000	456,560
(Willamette University Projects) Series A 4.00% 10/1/51	500,000	425,855
University of Oregon General Revenue
Series A 3.50% 4/1/52	1,000,000	850,320
Series A 5.00% 4/1/45	1,000,000	1,005,080
Series A 5.00% 4/1/50	440,000	464,847
		4,274,070
Electric Revenue Bonds — 1.20%
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/44	250,000	258,305
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	240,000	63,600
Series TT 5.00% 7/1/32 ‡	380,000	100,700
Series XX 5.25% 7/1/40 ‡	535,000	141,775
		564,380
Healthcare Revenue Bonds — 16.58%
Clackamas County Hospital Facility Authority Revenue
(Rose Villa Project) Series A 5.375% 11/15/55	500,000	472,785
Oregon Health & Science University Revenue
(Green Bonds) Series A 4.00% 7/1/51	1,175,000	1,127,154
Oregon State Facilities Authority Revenue
(Providence Health & Services) Series C 5.00% 10/1/45	650,000	656,552
(Samaritan Health Services Project) Series A 5.00% 10/1/40	750,000	782,280
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 4.00% 5/15/47	865,000	708,098
(Salem Health Projects)
Series A 4.00% 5/15/41	870,000	855,627
Series A 4.00% 5/15/49	810,000	767,062
Series A 5.00% 5/15/39	555,000	584,715
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Schedule of investments
Delaware Tax-Free Oregon Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Union County, Oregon Hospital Facility Authority Revenue
(Grande Ronde Hospital Project)
5.00% 7/1/40	100,000	$ 101,714
5.00% 7/1/41	535,000	542,982
5.00% 7/1/47	500,000	501,295
Yamhill County, Oregon Hospital Authority Revenue
(Friendsview) Series A 5.00% 11/15/56	840,000	662,642
		7,762,906
Housing Revenue Bond — 0.64%
Home Forward Multifamily Housing Revenue
(Gretchen Kafoury Commons) 5.00% 1/1/29	300,000	300,363
		300,363
Industrial Development Revenue/Pollution ControlRevenue Bonds — 2.60%
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed) Series A 0.564% 5/15/57 ^	12,000,000	966,960
Oregon State Lottery
Series A 5.00% 4/1/36	215,000	249,232
		1,216,192
Local General Obligation Bonds — 21.58%
Boardman, Oregon
(Green Bonds) 2.125% 6/15/45 (BAM)	500,000	322,345
Clackamas & Washington Counties School District No 3
Series A 1.779% 6/15/35 ^	1,250,000	814,375
Clackamas County School District No. 12 North Clackamas
Series B 5.00% 6/15/37	250,000	262,013
Columbia County School District No. 502
5.00% 6/15/36	575,000	605,665
Deschutes County Administrative School District No 1 Bend-La Pine
4.00% 6/15/45	250,000	248,573
Eugene, Oregon
(Parks & Recreation Facility Projects) Series A 5.00% 6/1/42	335,000	375,649
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Jackson County School District No. 5 Ashland
4.00% 6/15/37	350,000	$ 361,875
Linn County Community School District No. 9 Lebanon
5.50% 6/15/27 (NATL)	1,000,000	1,079,180
Medford, Oregon
Series A 2.00% 6/1/33	350,000	300,604
Multnomah County School District No. 40
Series A 5.157% 6/15/51 ^	5,000,000	1,276,450
Multnomah-Clackamas Counties Centennial School District No. 28JT
4.00% 6/15/38	1,050,000	1,074,633
Newport, Oregon
Series B 12.101% 6/1/29 (AGC) ^	1,225,000	1,035,676
Portland Oregon Revenue
(Portland Building Project) Series B 5.00% 6/15/34	500,000	541,365
Portland, Oregon
(Transportation Projects) Series A 3.00% 10/1/33	300,000	295,032
Salem-Keizer School District No. 24J
5.00% 6/15/33	500,000	542,280
Washington & Multnomah Counties School District No 48J Beaverton
Series A 0.00% 6/15/40 ^	750,000	364,590
Washington-Multnomah Counties Beaverton School District No. 48J
(Current Interest Bonds) Series B 5.00% 6/15/52	560,000	600,606
		10,100,911
Pre-Refunded Bonds — 3.03%
Marion County School District No. 103 Woodburn
5.00% 6/15/35-25 §	500,000	510,275
Multnomah County Hospital Facility Authority
(Mirabella at South Waterfront Project) Series A 5.40% 10/1/44-24 §	900,000	906,408
		1,416,683
Special Tax Revenue Bonds — 17.94%
Commonwealth of Puerto Rico Revenue
0.01% 11/1/51 •	1,024,334	485,278
(Subordinate) 0.00% 11/1/43 •	921,264	533,643
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Schedule of investments
Delaware Tax-Free Oregon Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	1,146,670	$ 1,100,803
7.50% 8/20/40	237,822	225,931
Oregon State Bond Bank Revenue
(Oregon Business Development Department) Series A 5.00% 1/1/32	250,000	257,180
Oregon State Department Administrative Services Lottery Revenue
Series A 5.00% 4/1/41	580,000	647,158
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	2,325,000	2,324,837
Series A-1 5.563% 7/1/46 ^	1,255,000	402,253
Series A-1 6.263% 7/1/51 ^	1,939,000	454,540
Tri-County Metropolitan Transportation District of Oregon Revenue
Series A 5.00% 9/1/38	500,000	543,825
(Sustainability Bonds)
Series A 3.00% 9/1/37	405,000	376,488
Series A 4.00% 9/1/41	795,000	801,058
(Unrefunded) Series A 4.00% 9/1/40	245,000	245,453
		8,398,447
State General Obligation Bonds — 7.98%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	250,000	235,963
Series A-1 4.00% 7/1/46	250,000	230,215
Oregon State
(Article XI-M and XI-N Seismic Grant Programs) Series C 5.00% 6/1/41	650,000	727,441
(Article XI-Q State Projects)
Series A 5.00% 5/1/41	500,000	570,515
Series A 5.00% 5/1/44	500,000	534,160
Series A 5.25% 5/1/45	1,000,000	1,135,850
(Higher Education) Series F 5.00% 8/1/43	275,000	302,395
		3,736,539
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 11.49%
Oregon State Department of Transportation Revenue
(Senior Lien) Series A 5.25% 11/15/47	1,000,000	$ 1,122,800
(Subordinate)
Series A 4.00% 11/15/38	300,000	311,085
Series A 5.00% 11/15/35	500,000	557,310
Series A 5.00% 11/15/39	400,000	445,376
Port of Portland Oregon Airport Revenue
Series 24B 5.00% 7/1/42 (AMT)	500,000	510,320
Series 28 4.00% 7/1/47 (AMT)	555,000	529,070
Series 28 5.00% 7/1/52 (AMT)	250,000	262,388
(Green Bonds) Series 29 5.50% 7/1/53 (AMT)	1,500,000	1,642,485
		5,380,834
Water & Sewer Revenue Bonds — 5.97%
Eugene, Oregon Water Utility System Revenue
5.00% 8/1/52	500,000	547,580
Hermiston, Oregon Water & Sewer System Revenue
5.00% 11/1/34 (AGM)	500,000	505,215
Portland, Oregon Sewer System Revenue
(Second Lien)
Series A 5.00% 12/1/42	1,000,000	1,129,730
Series A 5.00% 12/1/47	550,000	610,522
		2,793,047
Total Municipal Bonds (cost $46,056,974)		45,944,372

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Schedule of investments
Delaware Tax-Free Oregon Fund   (Unaudited)
	Principal amount°	Value (US $)

Short-Term Investments — 0.64%
Variable Rate Demand Note — 0.64%¤
Oregon Facilities Authority Refunding Revenue
(PeaceHealth) Series B 4.50% 8/1/34 (LOC - TD Bank N.A.)•	300,000	$ 300,000
Total Short-Term Investments (cost $300,000)		300,000
Total Value of Securities—98.78% (cost $46,356,974)		46,244,372

Receivables and Other Assets Net of Liabilities—1.22%		569,498
Net Assets Applicable to 3,794,755 Shares Outstanding—100.00%		$46,813,870
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of Rule 144A securities was $939,980, which represents 2.01% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of March 31, 2024.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
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(Unaudited)
Summary of abbreviations: (continued)
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
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